Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share
The following common stock equivalents were excluded from the computation of diluted net loss per share as their impact would have been anti-dilutive:

	As of December 31,
	2025	2024
Common stock options issued and outstanding	9,035,498	3,641,671
Redeemable convertible preferred stock on an as-converted into common stock basis	—	36,386,702
Shares issuable under the participation right	—	2,509,446

Total	9,035,498	42,537,819